OPERATING REVENUE - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenue from rendering of telecommunication services [abstract]
Mobile	$ 8,366	$ 8,688		$ 8,089
Fixed line	720	786		796
Total operating revenue	9,086	9,474	[1]	8,885	[1]
Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenue	9,086	9,474		8,885
Russia
Revenue from rendering of telecommunication services [abstract]
Mobile	4,085	4,053		3,430
Fixed line	569	676		667
Total operating revenue	4,654	4,729		4,097
Russia | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenue	4,632	4,698		4,059
Pakistan
Revenue from rendering of telecommunication services [abstract]
Mobile	1,494	1,525		1,295
Total operating revenue	1,494	1,525		1,295
Pakistan | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenue	1,481	1,525		1,293
Algeria
Revenue from rendering of telecommunication services [abstract]
Mobile	813	915		1,040
Total operating revenue	813	915		1,040
Algeria | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenue	810	914		1,040
Bangladesh
Revenue from rendering of telecommunication services [abstract]
Mobile	521	574		621
Total operating revenue	521	574		621
Bangladesh | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenue	521	574		621
Ukraine
Revenue from rendering of telecommunication services [abstract]
Mobile	644	581		545
Fixed line	44	41		41
Total operating revenue	688	622		586
Ukraine | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenue	663	600		566
Uzbekistan
Revenue from rendering of telecommunication services [abstract]
Mobile	313	510		659
Fixed line	2	3		4
Total operating revenue	315	513		663
Uzbekistan | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenue	314	513		662
HQ
Revenue from rendering of telecommunication services [abstract]
Fixed line				10
Total operating revenue				10
HQ | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenue				10
Others
Revenue from rendering of telecommunication services [abstract]
Mobile	496	530		499
Fixed line	105	66		74
Total operating revenue	601	596		573
Others | Reportable segments
Revenue from rendering of telecommunication services [abstract]
Total operating revenue	$ 665	$ 650		$ 634

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).